Shareholders' Equity	12 Months Ended
Mar. 31, 2020
Federal Home Loan Banks [Abstract]
Shareholders' Equity

NOTE 14: — SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges of ordinary shares:
1.	100% of the rights to profits are allocated to the ordinary shares.
2.	100% of the dissolution rights are allocated to the ordinary shares.
3.	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.
b.	Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.	Stock option plans:

The Company’s 1999 Stock Incentive Plan (“1999 plan”) provided for the issuance of incentive stock options, non-qualified stock options, or stock appreciation rights to key employees and associates of the Group.

As of March 31, 2020, 2019 and 2018, no options were outstanding.  No further options in respect of the 1999 plan are available for future grants.  There were no options exercised in the years ended March 31, 2020, 2019 and 2018, respectively.

d.	Net income per share:

	Year ended March 31, 2020			Year ended March 31, 2019			Year ended March 31, 2018
	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount
Basic and diluted EPS	$244,241	38,460,056	$6.35	$281,777	38,990,058	$7.23	$211,150	40,155,087	$5.26

e.

As of March 31, 2020, the accumulated other comprehensive income comprised of loss from foreign currency translation adjustments and hedge accounting of $160,583, and unrealized loss from available for sale securities of $2,454.  As of March 31, 2019, the accumulated other comprehensive income comprised of loss from foreign currency translation adjustments and hedge accounting of $158,069, and unrealized gain from available for sale securities of $13,961.  Unrealized gains (losses) on marketable securities reclassified out of accumulated other comprehensive income to financial income (expense) on the income statement were $420, ($1,003) and ($86) during the years ended March 31, 2020, 2019, and 2018, respectively.